ACQUISITIONS, DISPOSITIONS AND RESTRUCTURING (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the fair values for each major class of assets acquired and liabilities assumed at the acquisition date. The Company retained the services of certified valuation specialists to assist with assigning estimated values to certain acquired assets and assumed liabilities. Amounts initially disclosed for the estimated values of certain acquired assets and liabilities assumed were adjusted through June 30, 2022 based on information arising after the initial preliminary valuation.

PPA Allocation

Consideration (in thousands) :
113.9 million common shares valued at $10.11 per share 1,2	$1,151,985
Fair value of replaced Blockcap share-based payments attributable to pre-combination service 3	21,768
Settlement of Blockcap debt 4	25,607
Settlement of preexisting contracts 5	(60,522)

Total Consideration	$1,138,838
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	$704
Digital assets-Bitcoin	73,304
Digital assets-Ethereum	365
Digital assets-Bitcoin cash	8
Digital assets-Siacoin	554
Digital assets-Other	3,329
Other current assets	633
Intangible assets, net	2,925
Property, plant and equipment, net	98,965
Other noncurrent assets	1,293

Total assets acquired	$182,080
Accounts payable	492
Accrued expenses and other	22,647
Deferred revenue	414
Other current liabilities	7,204
Deferred tax liability	9,003

Total liabilities assumed	$39,760
Total identifiable net assets	$142,320
Goodwill on acquisition	$996,518

1	113.9 million common shares represent the equivalent Core Scientific common shares issued to Blockcap shareholders as consideration for the purchase.
2
The price per share of our common shares was estimated to be $10.11. As the Core Scientific common shares were not listed on a public marketplace, the calculation of the fair value of the common shares was subject to a greater degree of estimation. Given the absence of a public market, an estimate of the fair value of the common shares was required at the time of the Blockcap acquisition. Objective and subjective factors were considered in determining the estimated fair value and because there was no active trading of the Core Scientific equity shares on an established securities market, an independent valuation specialist was engaged. The valuation was determined by weighting the outcomes of scenarios estimating share value based on both public company valuations and private company valuations. Both a market approach and common stock equivalency model were used to determine a range of outcomes, which were weighted based on probability to determine the result.

3	Reflects the estimated fair value of replaced Blockcap share-based payments allocated to purchase price based on the proportion of service related to the pre-combination period
4
Reflects the fair value of loans issued by the Company in July 2021 that were effectively used to settle debt that had previously been held by Blockcap. Refer to Note 6 for further discussion of the debt issuance.

5
Blockcap had preexisting hosting and equipment contracts with the Company that were effectively settled by the Company’s acquisition of Blockcap. As a result, the consideration transferred to Blockcap has been adjusted by the deferred revenue balances that were settled at the time of acquisition.